Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Cash provided by (used in):
Net income	$ 18,594	$ 16,672
Adjustments to determine net cash flows:
Provision for credit losses	1,128	1,913
Stock-based compensation	0	75
Income tax provision	7,053	6,166
Interest income	(164,276)	(144,222)
Interest expense	94,716	90,466
Impairment of assets	2,260	0
Amortization	1,886	1,472
Accretion of discount on securities	(627)	(366)
Foreign exchange rate change on assets and liabilities	(4,333)	1,280
Interest received	160,066	146,084
Interest paid	(85,788)	(95,405)
Income taxes paid	(6,005)	(7,926)
Credit assets	(606,965)	(289,213)
Deposits	651,244	65,571
Change in other assets and liabilities	(57,596)	18,932
Cash flows from (used in) operating activities	11,357	(188,501)
Foreign exchange forward settlement	(648)	4,262
Disposal of Stablecorp shares	1,035	0
Sale (purchase) of securities	(24,727)	189,348
Purchase of property and equipment	(5,650)	(721)
Cash flows from (used in) investing activities	(29,990)	192,889
Financing:
Issuance of common shares, net of issue costs	3,861	114,189
Dividends paid	(1,601)	(1,626)
Repayment of lease obligations	(378)	40
Cash flows from (used in) financing activities	1,882	112,603
Change in cash	(16,751)	116,991
Effect of exchange rate changes on cash	3,202	(2,060)
Cash, beginning of the period	581,710	225,254
Cash, end of the period	$ 568,161	$ 340,186